Income Taxes (Details) - Schedule of components of income (loss) before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of components of income (loss) before income taxes [Line Items]
Total	$ (26,515)	$ (6,419)
Denmark [Member]
Income Taxes (Details) - Schedule of components of income (loss) before income taxes [Line Items]
Total	(21,250)	(6,188)
Sweden [Member]
Income Taxes (Details) - Schedule of components of income (loss) before income taxes [Line Items]
Total	(11)	(4)
United States [Member]
Income Taxes (Details) - Schedule of components of income (loss) before income taxes [Line Items]
Total	$ (5,254)	$ (227)